Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 6,491,009	$ 126,018,397	$ 86,113,142
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories		60,838,241	40,359,715
Products in transit
Disclosure of Inventories [Line Items]
Inventories		25,345,696	21,614,227
Crude oil
Disclosure of Inventories [Line Items]
Inventories		32,971,427	18,540,376
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories		6,171,040	5,036,587
Materials in transit
Disclosure of Inventories [Line Items]
Inventories		393,964	313,899
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories		$ 298,029	$ 248,338